Consolidated Statements of Financial Position - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash and deposits in banks	$ 2,881,558	$ 2,803,288
Cash items in process of collection	390,271	452,963
Financial derivative contracts	10,123,607	9,032,085
Financial assets held for trading	73,347	133,718
Loans and account receivable at amortized cost	35,477,628	33,303,100
Debt instruments at amortized cost	4,691,730
Loans and account receivable at fair value through other comprehensive income	99,375	69,331
Debt instruments at fair value through other comprehensive income	5,803,139	7,162,542
Equity instruments at fair value through other comprehensive income	189	548
Investments in associates and other companies	35,745	10,396
Intangible assets	95,411	82,537
Property, plant, and equipment	236,939	240,854
Right of use assets	137,879	147,997
Current taxes	121,534
Deferred taxes	710,896	516,490
Other assets	2,962,702	1,747,374
TOTAL ASSETS	63,841,950	55,703,223
LIABILITIES
Deposits and other demand liabilities	17,900,938	14,560,893
Cash items in process of being cleared	379,934	361,631
Obligations under repurchase agreements	86,634	969,808
Time deposits and other time liabilities	10,131,055	10,581,791
Financial derivative contracts	10,871,241	9,018,660
Interbank borrowings	8,826,583	6,328,599
Issued debt instruments	8,397,060	8,204,177
Other financial liabilities	182,907	184,318
Lease liabilities	139,795	149,585
Current taxes		12,977
Deferred taxes	427,655	129,493
Provisions	463,949	330,664
Other liabilities	1,606,626	1,165,853
TOTAL LIABILITIES	59,414,377	51,998,449
EQUITY
Attributable to the shareholders of the Bank:	4,333,213	3,620,091
Capital	891,303	891,303
Reserves	2,550,559	2,343,580
Valuation adjustments	(353,850)	(25,293)
Others equity instruments issued other than capital	598,136
Retained earnings	647,065	410,501
Retained earnings from prior years	57,338	27,171
Income for the year	842,467	547,614
Minus: Provision for mandatory dividends	(252,740)	(164,284)
Non-controlling interest	94,360	84,683
TOTAL EQUITY	4,427,573	3,704,774
TOTAL LIABILITIES AND EQUITY	$ 63,841,950	$ 55,703,223